VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 99.3%
Alabama : 2.0%
Black Belt Energy Gas District,
Project No. 8, Series A (RB)
4.00%, 12/01/52(c) (p) $ 1,000 $ 999,670
Black Belt Energy Gas District,
Series A (RB)
5.25%, 05/01/55(c) (p) 1,000 1,094,997
Black Belt Energy Gas District,
Series C-1 (RB)
4.00%, 10/01/52(c) (p) 2,100 2,110,325
City of Birmingham, Special
Care Facilities Financing
Authority, Methodist Home
(RB)
5.50%, 06/01/30(c) 500 496,519
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/50(p) 390 436,855
Southeast Alabama Gas Supply
District, Project No. 2, Series
B (RB)
5.00%, 06/01/49(c) (p) 1,000 1,065,466
6,203,832
Arizona : 2.1%
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/29(c) 400 394,721
Arizona Industrial Development
Authority, Basis School
Projects, Series A (RB)
4.75%, 07/01/29(c) 975 986,606
Arizona Industrial Development
Authority, Economic
Development, Linder Village
Project (RB) (AGM)
5.00%, 06/01/31 925 932,910
Arizona Industrial Development
Authority, Pinecrest Academy
of Nevada, Cadence Campus
Project, Series A (RB)
4.00%, 07/15/30(c) 390 388,359
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/29(c) 500 479,182
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 457 433,502
City of Phoenix Civic
Improvement Corp., Junior
Lien Airport, Series B (RB)
5.00%, 07/01/30(c) 1,000 1,062,159
Par
(000’s) Value
Arizona (continued)
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 $ 100 $ 99,783
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
4.00%, 07/01/29 1,390 1,400,820
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28 10 10,553
5.50%, 12/01/29 370 399,297
6,587,892
California : 8.6%
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 12/01/53(c) (p) 1,000 1,056,064
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54(c) (p) 3,000 3,217,092
California Health Facilities
Financing Authority, Adventist
Health System. Series A (RB)
5.00%, 12/01/34(c) 1,000 1,117,455
California Housing Finance
Agency, Series A (RB)
4.00%, 03/20/33 2,773 2,815,696
California Infrastructure and
Economic Development Bank,
Brightline West Passenger
Rail Project, Series A-4 (RB)
8.00%, 01/01/50(c) (p) 1,000 1,013,757
California Municipal Finance
Authority, CHF-Davis I, LLC-
West Village Student Housing
Project, Series A (RB)
5.00%, 05/15/30(c) 1,340 1,422,240
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/28(c) 50 51,547
5.00%, 02/01/27 50 51,533
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/27 610 626,895
5.00%, 06/30/28 220 228,157
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
5.00%, 06/30/31(c) 260 269,650
California Municipal Finance
Authority, St. Mary's School,
Series B (RB)
4.65%, 05/01/30(c) 500 509,822

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 $ 6,625 $ 6,627,847
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22(d) * 1,000 13,500
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32(d) * 1,360 18,360
California Pollution Control
Financing Authority, Solid
Waste Disposal, Waste
Management, Inc. Project,
Series A-1 (RB)
3.38%, 07/01/25 400 397,869
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 810 793,868
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.75%, 07/01/24(c) (d) * 1 834
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
G (RB)
5.50%, 07/01/22(c) 4 3,343
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/33(c) 300 306,661
California Statewide
Communities Development
Authority, NCCD-Hooper
Street LLC-California College
of the Arts Project (RB)
5.00%, 07/01/29 250 256,971
City and County of San
Francisco, Airport
Commission, International
Airport, Series H (RB)
5.00%, 05/01/26 500 514,802
5.00%, 05/01/27 500 519,455
5.00%, 05/01/29 500 532,454
Compton Public Finance
Authority (RB)
4.50%, 09/01/32(c) 1,000 1,000,133
Par
(000’s) Value
California (continued)
County of Sacramento, Airport
System, Series C (RB)
5.00%, 07/01/27 $ 250 $ 260,357
County of Sacramento, Airport
System, Series E (RB)
5.00%, 07/01/28 115 124,779
El Centro Financing Authority,
El Centro Regional Medical
Center Project (RB)
4.50%, 07/01/29(c) 685 665,204
Irvine Unified School District
Community Facilities
District  No. 09-1, Series D
(ST)
5.00%, 09/01/26 110 113,336
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 240 254,042
Oakland Unified School District
(GO)
5.00%, 08/01/26 380 395,238
Palomar Health (RB)
5.00%, 11/01/25 250 252,191
5.00%, 11/01/27(c) 90 90,249
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/24 110 110,142
San Francisco City & County
Airport Comm -San Francisco
International Airport (RB)
5.00%, 05/01/29 500 532,453
San Francisco Community
College District (GO)
5.00%, 06/15/25 1,000 1,018,124
5.00%, 06/15/26(c) 205 208,733
27,390,853
Colorado : 2.5%
City and County of Denver,
Colorado Airport System,
Series A (RB)
5.00%, 12/01/29(c) 295 311,509
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/32(c) 2,425 2,425,304
Colorado Health Facilities
Authority, Aberdeen Ridge,
Series B-1 (RB)
3.50%, 05/15/30(c) 1,000 943,627
Denver Convention Center
Hotel Authority (RB)
5.00%, 12/01/27(c) 600 614,631
Painted Prairie Public
Improvement Authority (RB)
4.00%, 12/01/29(c) 1,000 945,075

Par
(000’s) Value
Colorado (continued)
Public Authority for Colorado
Energy, Natural Gas Purchase
(RB)
6.25%, 11/15/28 $ 140 $ 147,222
STC Metropolitan District No. 2,
Series A (GO)
4.00%, 12/01/29(c) 500 489,375
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/34(c) 1,000 1,000,896
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 12/01/31(c) 1,000 944,069
7,821,708
Connecticut : 0.6%
Connecticut State Health
and Educational Facilities
Authority, Masonicare Issue,
Series F (RB)
4.00%, 07/01/30(c) 120 117,765
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
5.00%, 07/01/27 430 431,485
5.00%, 07/01/29 870 878,643
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/30(c) 395 404,723
1,832,616
Delaware : 0.3%
Delaware State Economic
Development Authority, NRG
Energy Project, Series A (RB)
1.25%, 10/01/45(c) (p) 1,000 955,595
Underline
District of Columbia : 0.1%
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School (RB)
4.00%, 06/01/30 435 431,186
Underline
Florida : 4.7%
Capital Trust Agency, Education
Growth Fund, LLC Charter
School Portfolio Project,
Series A-1 (RB)
3.38%, 07/01/31 1,470 1,420,974
Capital Trust Agency, Elim
Senior Housing, Inc., Project
(RB)
5.00%, 08/01/27(c) 350 329,463
Capital Trust Agency, The Marie
Selby Botanical Gardens, Inc.,
Project (RB)
4.00%, 06/15/31(c) 535 501,216
Par
(000’s) Value
Florida (continued)
Central Florida Expressway
Authority, Series D (RB) (AGM)
5.00%, 07/01/33(c) $ 595 $ 667,382
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/29(c) 290 294,148
County of Broward, School
District, Series B (CP)
5.00%, 07/01/30(c) 315 329,978
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 08/15/31(c) 1,500 1,568,751
County of Miami-Dade,
Industrial Development
Authority, NCCD-Biscayne
Properties LLC Project, Series
A (RB)
5.00%, 06/01/30(c) 315 315,004
County of Miami-Dade, School
Board, Series D (CP)
5.00%, 02/01/30(c) 120 122,775
County of Palm Beach, Atlantic
University Housing Project,
Series A (RB)
5.00%, 04/01/29 400 403,283
County of St. Lucie, School
District, Sales Tax (RB) (AGM)
5.00%, 10/01/25 250 255,215
Florida Development Finance
Corp., Brightline Florida
Passenger Rail Project (RB)
5.00%, 07/01/35(c) 1,000 1,043,862
5.00%, 07/01/34(c) 1,000 1,047,026
Florida Development Finance
Corp., Education Facilities,
Central School Project (RB)
5.00%, 08/15/32 500 500,973
Florida Development Finance
Corp., Education Facilities,
Cornerstone Chapter
Academy Project (RB)
5.00%, 10/01/32(c) 500 516,266
Florida Development Finance
Corp., Renaissance Chapter
School Inc. Project, Series C
(RB)
4.00%, 09/15/30(c) 470 452,648
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
5.00%, 05/01/29(c) 1,140 1,158,640
6.12%, 07/01/32(c) (p) 485 497,896
JEA Electric System, Series B
(RB)
5.00%, 10/01/29(c) 110 115,811

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
B-3 (RB)
4.12%, 11/15/29(c) $ 1,000 $ 1,002,876
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 1,930 1,818,376
Village Community
Development District No. 12
(SA) (SAW)
3.80%, 05/01/28 370 372,584
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 235 227,875
14,963,022
Georgia : 1.5%
DeKalb County Housing
Authority, Georgia Affordable
Multifamily Housing, Series
A (RB)
4.00%, 12/01/33(c) 1,500 1,496,855
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/28(c) 250 250,124
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 380 386,932
Georgia State, Road and
Tollway Authority, Highway
Grant Anticipation (RB)
5.00%, 06/01/25 300 304,930
5.00%, 06/01/28 360 388,204
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/34(c) 1,500 1,508,815
Main Street Natural Gas, Inc.,
Series A-1 (RB)
5.50%, 09/15/25 135 137,502
Marietta Development
Authority, University
Facilities, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 250 252,496
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.00%, 10/01/29(c) 200 198,729
4,924,587
Par
(000’s) Value
Guam : 1.6%
Guam Government, Business
Privilege Tax, Series D (RB)
5.00%, 11/15/27(c) $ 360 $ 365,615
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/36(c) 395 397,735
5.00%, 01/01/30 1,000 1,065,602
5.00%, 01/01/31 1,000 1,074,674
Guam Government, Series A
(RB)
5.00%, 12/01/25 1,000 1,017,716
Guam Power Authority, Series
A (RB)
5.00%, 10/01/33(c) 940 1,036,603
4,957,945
Hawaii : 0.1%
State of Hawaii Department of
Budget & Finance, Hawaiian
Electric Company, Inc., Series
A (RB)
3.10%, 05/01/26 500 452,168
Underline
Illinois : 11.9%
Chicago Board of Education,
Series A (GO)
5.00%, 12/01/29 1,000 1,048,466
5.00%, 12/01/30(c) 1,000 1,043,363
5.00%, 12/01/33(c) 1,500 1,575,402
5.00%, 12/01/32(c) 2,000 2,102,497
7.00%, 12/01/26(c) 200 207,542
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/29(c) 200 210,290
5.00%, 12/01/29(c) 250 258,836
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/26 230 234,446
5.50%, 12/01/31 1,000 1,057,266
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/26 310 282,742
0.01%, 12/01/28 795 663,671
Chicago Board of Education,
Series B (GO)
5.00%, 12/01/30(c) 1,250 1,304,204
5.00%, 12/01/32(c) 1,950 2,033,039
5.00%, 12/01/29 1,250 1,310,582
5.00%, 12/01/33(c) 1,400 1,458,511
5.00%, 12/01/30 2,000 2,114,642
5.00%, 12/01/31(c) 2,000 2,106,456
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/30(c) 1,560 1,599,819
5.00%, 12/01/27 500 515,647
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/32(c) 1,320 1,322,893

Par
(000’s) Value
Illinois (continued)
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/29(c) $ 190 $ 191,010
5.00%, 01/01/31(c) 295 296,418
5.00%, 01/01/26(c) 105 105,593
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/29 575 458,210
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28^ 1,515 1,266,880
0.00%, 12/01/29^ 585 466,179
0.01%, 12/01/25 560 532,008
0.01%, 12/01/26 490 446,915
0.01%, 12/01/30 190 144,929
City of Chicago, Second Lien
Water (RB)
5.00%, 11/01/30(c) 100 100,318
5.00%, 11/01/28(c) 150 150,465
5.00%, 11/01/29(c) 270 270,846
City of Chicago, Second Lien
Water, Series A-1 (RB)
5.00%, 11/01/30(c) 100 103,034
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,595,070
5.50%, 01/01/34(c) 600 603,069
County of Cook, Series A (GO)
5.00%, 11/15/28(c) 500 518,285
Eastern Illinois Economic
Development Authority (RB)
5.00%, 11/01/33(c) 1,000 1,010,272
Illinois Finance Authority,
Admiral Lake Project (RB)
5.00%, 05/15/33(c) 460 432,484
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27(d) * 1,190 273,700
Illinois Finance Authority,
Lutheran Life Communities,
Series A (RB)
5.00%, 11/01/28(c) 250 241,627
Illinois Finance Authority,
Roosevelt University (RB)
5.40%, 04/01/27(c) 80 79,602
Illinois Finance Authority, Three
Crowns Park (RB)
4.00%, 02/15/27(c) 155 154,295
Illinois Municipal Electric
Agency, Power Supply
System, Series A (RB)
5.00%, 02/01/26(c) 785 798,370
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 395 411,353
5.00%, 06/15/29 545 573,545
Par
(000’s) Value
Illinois (continued)
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26^ $ 260 $ 242,141
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB)
5.00%, 12/15/28(c) 500 522,835
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series B (RB) (NATL)
0.00%, 06/15/28^ 115 100,094
Northern Illinois Municipal
Power Agency, Series A (RB)
5.00%, 12/01/29(c) 330 343,411
State of Illinois (GO)
3.50%, 06/01/30(c) 350 341,811
4.12%, 11/01/31(c) 100 100,751
5.00%, 05/01/27(c) 100 100,120
5.00%, 02/01/25(c) 150 150,196
State of Illinois, Sales Tax (RB)
5.00%, 06/15/26 235 242,953
5.00%, 06/15/25(c) 285 285,512
State of Illinois, Series A (GO)
5.00%, 03/01/33(c) 700 769,577
State of Illinois, Series C (GO)
5.00%, 11/01/29(c) 315 330,911
State of Illinois, Series D (GO)
5.00%, 11/01/28(c) 460 483,239
37,688,342
Indiana : 1.3%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 10/01/27(c) 240 229,781
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 2,015 2,039,070
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 2,000 2,008,969
4,277,820
Iowa : 0.9%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/29(c) 1,070 1,026,622
4.00%, 06/01/31(c) 1,000 942,922
Iowa Finance Authority,
Northcrest , Inc. Project,
Series B (RB)
5.00%, 03/01/28(c) 245 246,167

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Iowa (continued)
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 $ 530 $ 522,801
2,738,512
Kansas : 0.2%
City of Goddard, Olympic Park
Star Bond Project (RB)
3.60%, 06/01/30(c) 25 24,396
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/34(c) 600 554,334
578,730
Kentucky : 1.0%
City of Henderson, Pratt Paper,
LLC Project, Series B (RB)
3.70%, 01/01/32 1,715 1,689,792
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series A (RB)
5.00%, 08/01/28(c) 140 142,462
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 108,
Series B (RB)
5.00%, 08/01/26 140 145,062
Commonwealth of Kentucky,
State Property and Building
Commission, Project No. 112,
Series B (RB)
5.00%, 11/01/28(c) 325 337,564
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 45 44,415
Kentucky Municipal Power
Agency, Prairie State Project,
Series A (RB) (NATL)
5.00%, 09/01/30(c) 175 177,129
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55(c) (p) 500 538,411
3,074,835
Louisiana : 1.7%
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB)
5.00%, 12/01/27 1,025 1,024,490
Calcasieu Parish
Service District, Lake
Charles  Memorial Hospital
Project (RB) (SBG)
5.00%, 12/01/29 150 150,041
Par
(000’s) Value
Louisiana (continued)
City of New Orleans, Louisiana
Water (RB)
5.00%, 12/01/45(c) $ 305 $ 313,415
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32(c) 1,310 1,270,580
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project (RB)
7.00%, 07/01/24(d) * 330 3
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23(d) * 521 5
Parish of St James, Nustar
Logistics, LP Project (RB)
6.10%, 12/01/40(p) 1,000 1,113,732
6.10%, 06/01/38(p) 1,500 1,666,467
5,538,733
Maryland : 0.6%
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
4.00%, 09/01/27 200 198,715
County of Frederick, Mount
Saint Mary's University, Series
A (RB)
5.00%, 09/01/27 300 303,487
County of Howard, Series A (TA)
4.00%, 02/15/28(c) 200 199,928
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 09/01/25(c) 695 700,422
Maryland Economic
Development Corp.,
Transportation Facilities,
Series A (RB)
5.00%, 06/01/28 425 446,294
1,848,846
Massachusetts : 0.6%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/29(c) 490 498,466
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series I
(RB)
5.00%, 07/01/28(c) 310 318,527
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 10/01/27(c) 250 251,840

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/28(c) $ 335 $ 344,619
Massachusetts Development
Finance Agency, UMass
Memorial Health Care, Series
I (RB)
5.00%, 07/01/28(c) 100 102,163
Massachusetts Educational
Financing Authority (RB)
5.00%, 01/01/27(c) 275 276,579
1,792,194
Michigan : 0.8%
Michigan Finance Authority
Higher Education, Aquinas
College Project (RB)
4.00%, 05/01/31 500 445,123
Michigan Finance Authority
Higher Education, Thomas
M. Cooley Law School Project
(RB)
6.25%, 07/01/29(c) 1,000 991,669
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 06/30/30(c) 155 160,716
Wayne County Airport
Authority, Detroit
metropolitan Wayne County
Airport, Series C (RB)
5.00%, 12/01/27 1,000 1,063,798
2,661,306
Minnesota : 1.0%
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/27(c) 80 78,215
City of Blaine, Senior Housing
and Health Facility, Series A
(RB)
5.12%, 07/01/25(d) * 415 269,750
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.25%, 07/01/30(c) 1,010 993,847
City of Minneapolis, Fairview
Health Services, Series A (RB)
5.00%, 11/15/35(c) 1,000 1,034,251
5.00%, 11/15/34(c) 605 626,632
Saint Paul Minnesota Housing
and Redevelopment
Authority, HMONG College
Prep Academy Project, Series
A (RB)
5.00%, 09/01/26 75 75,473
3,078,168
Par
(000’s) Value
Missouri : 0.6%
City of St. Ann, Northwest Plaza
Redevelopment Project,
Series A (TA)
4.62%, 11/01/30(c) $ 260 $ 254,470
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
3.88%, 11/15/29(c) 175 161,258
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/32(c) 125 126,867
Maryland Heights Industrial
Development Authority, San
Louis Community Ice Center
Project, Series A (RB) (BAM)
4.38%, 03/15/30(c) 330 303,321
Plaza at Noah's Ark Community
Improvement District (RB)
3.00%, 05/01/30(c) 500 465,630
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/28(c) 500 514,093
1,825,639
Nebraska : 0.8%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/27 500 517,622
5.00%, 09/01/28 100 104,633
5.00%, 09/01/30 125 132,868
5.00%, 09/01/31 1,000 1,071,463
5.00%, 09/01/34 650 702,622
2,529,208
Nevada : 0.9%
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 06/01/27(c) 190 189,966
City of Sparks, Tourism
Improvement District No. 1,
Legends at Sparks Marina,
Series A (RB)
2.75%, 06/15/28 585 561,830
Clark County, Nevada Pollution
Control, Southern California
Edison Company (RB)
2.10%, 06/01/31 5 4,367
Clark County, School District,
Series B (GO) (AGM)
5.00%, 06/15/29 250 273,669
5.00%, 06/15/30(c) 250 271,134
Clark County, School District,
Series B (GO) (BAM)
5.00%, 06/15/30 250 277,327

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada (continued)
Clark County, School District,
Series C (GO)
5.00%, 06/15/28(c) $ 115 $ 117,722
State of Nevada, Department
of Business and Industry,
Fulcrum Sierra Biofuels, LLC
Project (RB)
5.88%, 12/15/27(d) * 334 56,774
Tahoe-Douglas Visitors
Authority (RB)
5.00%, 07/01/33(c) 1,000 1,048,547
2,801,336
New Hampshire : 0.1%
National Finance Authority,
Covanta Project, Series A (RB)
4.00%, 11/01/27(c) 250 249,008
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
5.25%, 07/01/27(c) (d) * 181 73
249,081
New Jersey : 4.2%
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 09/15/29(c) 2,000 2,001,184
5.62%, 11/15/30(c) 1,000 1,008,456
5.75%, 09/15/27(c) 1,375 1,376,163
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/32(c) 1,155 1,149,614
4.00%, 07/01/34(c) 600 590,120
5.00%, 07/01/33(c) 1,000 1,022,816
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series A (RB)
4.00%, 11/01/27 380 391,703
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
5.00%, 11/01/25 115 117,698
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/30(c) 110 120,091
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.50%, 06/15/28(c) 115 120,273
Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 06/15/30(c) $ 100 $ 106,238
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.25%, 06/15/26(c) 440 443,510
4.38%, 06/15/27(c) 130 130,862
5.00%, 06/15/26(c) 345 351,293
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
4.00%, 06/15/29(c) 750 770,243
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/30(c) 175 164,581
New Jersey Educational
Facilities Authority, Higher
Education Facilities Trust (RB)
5.00%, 06/15/26(c) 145 145,177
5.00%, 06/15/25(c) 175 175,206
New Jersey Health Care
Facilities Financing Authority,
Barnabas Health, Series A
(RB)
5.00%, 07/01/29(c) 500 517,449
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25^ 120 114,589
0.00%, 12/15/26^ 360 332,009
0.00%, 12/15/32^ 5 3,693
5.00%, 12/15/30(c) 205 220,218
5.00%, 06/15/30(c) 395 406,215
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
5.00%, 06/15/29(c) 110 113,363
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
5.00%, 06/15/26(c) 275 278,952
5.25%, 06/15/29(c) 365 370,737
5.25%, 06/15/27(c) 100 101,623
5.25%, 06/15/28(c) 435 441,849
State of New Jersey, Various
Purposes (GO)
3.00%, 06/01/26 80 79,801
5.00%, 06/01/27 100 105,817
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/29(c) 150 158,047
13,429,590

Par
(000’s) Value
New Mexico : 0.5%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
and Four Corners Projects,
Series B (RB)
2.15%, 04/01/33(c) $ 700 $ 570,781
City of Farmington, New Mexico
Pollution Control, Southern
California Edison Company
Four Corners Project, Series
B (RB)
1.80%, 04/01/29 1,000 899,032
1,469,813
New York : 15.3%
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 07/15/27(c) 100 103,522
5.00%, 07/15/30(c) 1,800 1,856,977
5.00%, 07/15/28(c) 100 103,403
5.00%, 07/15/26 100 102,924
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 1,085 1,042,983
Build NYC Resource Corp., New
World Preparatory Chapter
School Project, Series A (RB)
4.00%, 06/15/31 275 266,305
Build NYC Resource Corp.,
Richmond Preparatory
Chapter School Project,
Series A (RB)
4.00%, 06/01/31(c) 595 564,852
County of Suffolk, Series A (GO)
(AGM)
5.00%, 02/01/26 250 257,819
County of Suffolk, Series B (GO)
(AGM)
5.00%, 10/15/26 250 261,181
County of Sullivan, Adelaar
Infrastructure Project (SA)
4.85%, 11/01/31(c) 1,000 1,008,966
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/28(c) 275 280,184
5.00%, 07/01/30(c) 270 275,134
Huntington Local Development
Corp., Gurwin Independent
Housing, Inc., Fountaingate
Gardens Project (RB)
4.00%, 07/01/27 390 382,004
Metropolitan Transportation
Authority, Series A-1 (RB)
5.00%, 11/15/30(c) 250 256,342
Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series C-1 (RB)
5.00%, 11/15/29(c) $ 250 $ 265,925
Metropolitan Transportation
Authority, Series D (RB)
5.00%, 11/15/31(c) 500 516,155
5.00%, 11/15/30(c) 560 594,414
Metropolitan Transportation
Authority, Series D-1 (RB)
5.00%, 11/15/28(c) 250 254,912
5.00%, 11/15/30(c) 250 254,319
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/35(c) 675 673,656
5.00%, 12/01/31(c) 500 521,986
5.00%, 12/01/34(c) 1,060 1,104,731
Monroe County Industrial
Development Corp., St. Ann's
Community Project (RB)
4.00%, 01/01/30(c) 810 768,630
New York Convention Center
Development Corp., Hotel
Unit (RB)
5.00%, 11/15/26(c) 500 509,630
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.15%, 11/15/34(c) 1,000 1,002,610
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30(c) 945 974,711
5.00%, 08/01/29(c) 1,000 1,031,796
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.88%, 12/01/44(p) 1,000 929,459
New York State Environmental
Facilities Corp., Casella Waste
Systems, Inc. Project (RB)
2.75%, 09/01/50(c) (p) 600 589,661
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 620 600,824
5.00%, 08/01/31(c) 4,155 4,155,921
5.00%, 08/01/26(c) 475 475,221
5.25%, 08/01/31(c) 1,790 1,899,468
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/36(c) 2,000 2,001,774
4.00%, 10/01/30 4,380 4,356,149

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 01/01/36(c) $ 1,000 $ 1,027,933
5.00%, 01/01/31(c) 4,405 4,551,882
5.00%, 01/01/30(c) 1,785 1,851,812
5.00%, 01/01/29(c) 780 809,312
5.00%, 10/01/35(c) 1,000 1,052,498
6.00%, 04/01/35(c) 1,000 1,129,059
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 2,100 1,983,958
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB) (AGM)
5.00%, 12/01/30 1,430 1,530,572
5.00%, 12/01/31 1,885 2,034,630
Town of Oyster Bay, Public
Improvement, Series B (GO)
(AGM)
3.25%, 02/01/29(c) 665 660,179
Town of Ramapo, Public
Improvement, Series A (GO)
(FGIC)
4.00%, 05/15/27(c) 120 113,880
4.12%, 05/15/28(c) 100 93,648
Trust for Cultural Resources of
The City of New York, Lincoln
Center for the Performing
Arts, Inc., Series A (RB)
5.00%, 12/01/31(c) 1,000 1,105,367
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/27 70 72,841
5.00%, 06/01/28(c) 70 72,855
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
4.00%, 10/15/29 200 199,432
48,534,406
North Carolina : 0.9%
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/35(c) 1,000 1,000,097
North Carolina Medical Care
Commission, Vedan Health
(RB)
5.00%, 06/01/33(c) 250 254,316
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32(c) 500 536,950
Par
(000’s) Value
North Carolina (continued)
5.00%, 01/01/36(c) $ 1,000 $ 1,067,334
2,858,697
North Dakota : 0.2%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/34(c) 500 518,843
County of Grand Forks, Red
River Biorefinery , LLC Project,
Series A (RB)
6.62%, 12/15/31(c) (d) * 3,000 90,000
608,843
Ohio : 2.4%
American Municipal Power,
Inc., Series A (RB)
5.00%, 02/15/29 500 543,087
County of Cuyahoga, Health
Care and Independent Living
Facilities, Series A (RB)
5.00%, 05/15/32(c) 835 836,996
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/26 50 50,856
5.00%, 02/15/27 350 360,305
5.00%, 02/15/28(c) 110 112,571
County of Muskingum, Ohio
Hospital Facilities, Genesis
Healthcare System (RB)
5.00%, 02/15/27(c) 1,430 1,430,092
Ohio Air Quality Development
Authority (RB)
3.38%, 08/01/29(p) 1,000 974,164
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series A (RB)
2.40%, 12/01/38(c) (p) 500 453,545
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 06/01/41(c) (p) 1,000 909,736
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,934,230
7,605,582
Oklahoma : 1.2%
Oklahoma County Finance
Authority, Charter School,
Astec Project (RB)
5.25%, 06/15/34(c) 500 509,197
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/26 1,000 1,018,413
5.00%, 08/15/27 250 257,099

Par
(000’s) Value
Oklahoma (continued)
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/35(c) (p) $ 2,000 $ 2,015,959
3,800,668
Pennsylvania : 3.4%
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 750 767,307
5.00%, 05/01/28 735 751,244
5.00%, 05/01/28 1,165 1,182,690
Berks County Industrial
Development Authority,
Tower Health Project (RB)
4.00%, 11/01/31(c) 200 128,000
5.00%, 11/01/24 1,000 907,026
5.00%, 11/01/25 1,000 650,000
5.00%, 11/01/26 400 256,000
5.00%, 11/01/30(c) 1,065 681,600
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/30 800 512,000
5.00%, 02/01/31 425 272,000
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/40(c) (p) 1,500 960,000
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 10/01/26 100 103,602
5.00%, 08/01/25 80 81,336
Fulton County Industrial
Development Authority,
Medical Center Project (RB)
4.00%, 07/01/28(c) 540 522,722
Pennsylvania Economic
Development Financing
Authority, Penndot Major
Bridges Package One Project
(RB)
5.00%, 06/30/32 1,000 1,067,203
Pennsylvania Economic
Development Financing
Authority, Pennsylvania Rapid
Bridge Replacement Project
(RB)
5.00%, 06/30/26 130 131,996
Pennsylvania Turnpike
Commission, Series A-2 (RB)
5.00%, 06/01/30(c) 100 103,019
Philadelphia Authority for
Industrial Development,
University of the Arts (RB)
4.50%, 03/15/29(c) 550 468,584
4.50%, 03/15/29(c) 25 26,347
Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority,
Industrial Development,
Electrical and Technology
Charter School Project, Series
A (RB)
4.00%, 06/01/31 $ 505 $ 497,557
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (SAW)
5.00%, 06/01/29(c) 200 206,987
The Hospitals and Higher
Education, Facilities Authority
of Philadelphia (RB)
5.00%, 07/01/26 115 116,853
5.00%, 07/01/29(c) 275 280,359
10,674,432
Puerto Rico : 8.4%
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
5.00%, 07/01/30 3,000 3,146,902
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,036,255
5.00%, 07/01/33(c) 2,000 2,106,153
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM)
4.00%, 07/01/35(c) 500 492,592
4.00%, 07/01/33(c) 4,000 4,020,783
5.38%, 07/01/25 1,817 1,831,733
5.62%, 07/01/27 1,000 1,044,000
5.62%, 07/01/29 3,000 3,223,562
5.75%, 07/01/31 4,000 4,434,463
Puerto Rico Municipal Finance
Agency, Series A (RB) (AGM)
5.00%, 08/01/30(c) 780 785,420
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.01%, 07/01/31(c) 2,000 1,534,643
0.01%, 07/01/33(c) 1,500 1,058,327
4.50%, 07/01/34(c) 1,000 1,001,657
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGM)
0.01%, 07/01/29(c) 1,308 1,088,516
26,805,006
Rhode Island : 0.6%
Rhode Island Commerce
Corp., Department of
Transportation, Series A (RB)
5.00%, 05/15/31(c) 400 440,437
5.00%, 05/15/33(c) 250 274,925
Rhode Island Commerce
Corp., Department of
Transportation, Series B (RB)
5.00%, 06/15/26 155 160,377

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Rhode Island (continued)
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/31(c) $ 1,000 $ 1,005,894
1,881,633
South Carolina : 0.5%
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.00%, 06/15/29(c) 500 509,144
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/27(c) 250 247,031
South Carolina Public Service
Authority, Series A (RB)
5.00%, 12/01/26(c) 290 292,614
5.00%, 12/01/31(c) 525 535,552
1,584,341
Tennessee : 0.5%
Memphis-Shelby County
Industrial Development
Board, Graceland Project,
Series A (TA)
4.75%, 07/01/27 105 93,021
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52(c) (p) 1,000 1,061,302
Tennessee Energy Acquisition
Corp., Gas Project, Series A
(RB)
5.25%, 09/01/26 525 536,953
1,691,276
Texas : 8.1%
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/33(c) 1,200 1,213,179
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/26 775 779,818
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series A (RB)
5.00%, 01/01/30(c) 500 498,491
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31(c) 50 54,651
Par
(000’s) Value
Texas (continued)
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/26(c) $ 2,465 $ 2,248,721
Central Texas Regional Mobility
Authority, Series B (RB)
5.00%, 01/01/32(c) 750 821,257
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/27(c) 1,000 1,025,002
City of Austin, Texas Airport
System (RB)
5.00%, 11/15/28(c) 395 395,839
5.00%, 11/15/25 625 636,959
City of Houston, Airport
System, Series C (RB)
5.00%, 07/01/27 180 187,153
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/29(c) 3,000 3,000,783
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project, Series A
(RB)
5.00%, 07/01/27 250 254,966
City of Houston, Continental
Airlines, Inc., Terminal
Improvement Projects (RB)
6.50%, 07/15/30(c) 200 200,300
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 2,000 2,040,382
5.00%, 07/15/28 500 513,549
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,500 1,540,645
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/30(c) 1,000 1,007,207
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-2 (RB)
5.00%, 07/15/27 1,750 1,785,334
Clifton Higher Education
Finance Corp., Series A (RB)
4.62%, 08/15/25 40 40,121

Par
(000’s) Value
Texas (continued)
5.12%, 08/15/30(c) $ 200 $ 202,203
Gulf Coast Industrial
Development Authority,
CITGO Petroleum Corp.
Project (RB)
4.88%, 05/01/25(c) 335 335,079
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.01%, 11/15/29 315 254,779
Harris County, Houston Sports
Authority, Third Lien, Series A
(RB) (NATL)
0.00%, 11/15/33(c) ^ 1,005 586,081
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/31(c) 335 339,123
5.00%, 05/15/33(c) 200 215,174
Matagorda County District No.
1, Pollution Control, Series B
(RB) (AMBAC)
4.55%, 05/01/30 105 108,061
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.00%, 02/15/30(c) (d) * 102 1,015
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 10/01/31(c) 2,700 2,697,395
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
4.00%, 07/01/28(c) 815 764,493
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 08/15/27(c) 150 151,969
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/23 87 84,600
North Texas Tollway Authority,
Second Tier, Series B (RB)
5.00%, 01/01/27(c) 185 188,743
Port Beaumont Navigation
District, Texas Dock & Wharf
Facility, Series A (RB)
2.62%, 01/01/31(c) 550 487,116
SA Energy Acquisition Public
Facility Corp., Gas Supply (RB)
5.50%, 08/01/24 55 55,000
5.50%, 08/01/25 125 127,067
5.50%, 08/01/27 110 113,872
Par
(000’s) Value
Texas (continued)
Tarrant County Cultural
Education Facilities Finance
Corp., MRC Stevenson Oaks
Project, Series A (RB)
6.25%, 11/15/31(c) $ 250 $ 245,960
Tarrant County Cultural
Education Facilities Finance
Corp., Retirement Facility (RB)
4.00%, 05/15/27(c) 175 171,331
Texas Municipal Gas
Acquisition and Supply Corp.
I, Senior Lien, Series A (RB)
5.25%, 12/15/25 100 101,915
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 350 366,474
25,841,807
Utah : 0.5%
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
4.50%, 06/15/27 500 490,975
Utah Salt Lake City,
International Airport, Series
A (RB)
5.00%, 07/01/31 1,000 1,086,553
1,577,528
Virgin Islands : 0.4%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/32 1,000 1,059,316
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/24 100 99,956
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/01/25(c) 55 53,974
1,213,246
Virginia : 1.7%
Amherst Industrial
Development Authority,
Educational Facilities, Sweet
Briar College (RB)
4.75%, 09/01/30(c) 140 132,961
Peninsula Town Center
Community Development
Authority (RB)
4.50%, 09/01/28(c) 325 326,547
Roanoke County Economic
Development Authority,
Residential Care Facility (RB)
5.50%, 09/01/58(c) (p) 1,530 1,527,433

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Beach Development
Authority, Residential Care
Facility, Series A (RB)
5.75%, 09/01/30(c) $ 1,000 $ 1,039,279
5.75%, 09/01/33(c) 1,000 1,127,680
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/30(c) 710 704,633
Virginia Small Business
Financing Authority, Elizabeth
River Crossing OPCO LLC
Project (RB)
4.00%, 01/01/31 635 633,127
5,491,660
Washington : 1.7%
King County, Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.00%, 12/01/25 75 74,896
Port Seattle Washington
Industrial Development
Corp., Delta Air Lines, Inc.
Project (RB)
5.00%, 04/01/30(c) 1,800 1,800,501
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
B-2 (RB)
5.00%, 08/01/49(c) (p) 480 483,871
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,250 2,231,705
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
4.00%, 01/01/26(c) 500 493,293
5.00%, 01/01/31(c) 365 361,240
5,445,506
West Virginia : 0.6%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.75%, 06/01/31(c) 680 677,592
West Virginia Economic
Development Authority, Arch
Resources Project (RB) (SAW)
4.12%, 07/01/45(c) (p) 1,000 999,392
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
5.00%, 06/01/26 150 154,604
1,831,588
Par
(000’s) Value
Wisconsin : 1.7%
Public Finance Authority,
Celanese Corp., Series C (RB)
4.30%, 11/01/30(c) $ 1,000 $ 1,000,110
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/29(c) 365 338,053
Public Finance Authority, North
Carolina Charter Educational
Foundation Project, Series
A (RB)
4.10%, 06/15/26 275 271,097
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/29(c) 445 422,924
Public Finance Authority,
Phoenix Academy Project,
Series A (RB)
5.00%, 06/15/27(c) 150 147,050
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.00%, 12/01/27 1,235 1,249,076
Public Finance Authority, Texas
Infrastructure Program,
Mayfair Project, Series A-4
(RB)
5.50%, 11/15/32(c) 250 250,144
Public Finance Authority, Waste
Management, Inc. Project,
Series A-1 (RB)
2.62%, 11/01/25 1,050 1,030,779
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
3.00%, 08/15/26(c) 825 813,605
5,522,838
Total Municipal Bonds: 99.3%
(Cost: $332,895,414) 315,072,614
Other assets less liabilities: 0.7% 2,118,594
NET ASSETS: 100.0% $ 317,191,208

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
TA Tax Allocation
(c) Callable Security — the redemption date shown is the date the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is the date the security may be redeemed by the investor
* Non-income producing
(d) Security in default
^ Zero Coupon Bond